Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions
27.	RELATED PARTY TRANSACTIONS

( A )	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		For the year ended December 31,
	Notes	2019	2020	2021
		HK$	HK$	HK$
Underwriting services rendered to immediate holding company	(i)	26,420,072	—	—

Financial advisory services rendered to fellow subsidiaries	(i)	15,691,000	30,231,825	—
Financial advisory services rendered to related companies controlled by a director of the Company	(i)	—	95,513,306	—

Financial advisory services rendered to former fellow subsidiaries	(i)	—	—	104,300,690
Asset management service fee income from a related party controlled by a director of the Company	(i)	478,611	2,672,527	—
Investment banking service income from a related party controlled by a director of the Company	(i)	2,999,584	—	—
Management fee paid to immediate holding company	(i)	150,000	150,000	150,000

Investment advisory fee paid to a fellow subsidiary	(i)	180,000	180,000	180,000

Insurance commission paid to a fellow subsidiary	(i)	84,133	105,251	58,228

Asset management services rendered to fellow subsidiaries	(i)	457,431	1,362	1,147,769

Acquisition of investments from immediate holding company	(ii)(a)	—	556,161,528	163,180,000

Acquisition of investments from fellow subsidiaries	(ii)(b)	—	148,671,602	11,545,800

Disposal of an investment to a former fellow subsidiary	(ii)(c)	—	—	196,036,584

		For the year ended December 31,
	Notes	2019	2020	2021
		HK$	HK$	HK$

Administrative service fee paid to immediate holding company	(iii)	12,000,000	24,000,000	24,000,000
Interest income from immediate holding company	(iv)	17,562,104	101,159,079	116,028,045
Stock loan interest income from a former fellow subsidiary	(i)	—	—	34,740
Recharge from/(to) immediate holding company
—Staff costs		17,936,752	20,156,843	22,081,545
—Premises cost		5,300,986	14,010,263	13,964,993
—Office renovation		869,214	—	—
—Other operating expenses, net		9,798,649	—	—

	(iii)	33,905,601	34,167,106	36,046,538

Treasury shares repurchased from immediate holding company		—	—	5,000,000,000

Perpetual securities redeemed from a fellow subsidiary		—	—	4,648,331
Perpetual securities redeemed from a former fellow subsidiary		—	—	35,719,218

Net changes in fair value on derivative financial asset entered into with a related party	(v)	1,165,220,000	321,797,949	—

Consideration received for disposal of investments to a related party	(v)	—	972,215,580	—

Consideration received for settlement of derivatives contracts with a related party	(v)	—	618,682,641	—

Notes:

(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.

(ii)
(a) In 2020, the transaction represented the acquisition of 14.4% interest in a fellow subsidiary, AMTD Digital Inc., from AMTD Group based on fair value at the date of acquisition. In 2021, the transaction represented the acquisition of 19.9% interest in another fellow subsidiary, AMTD Assets Alpha Group, from AMTD Group based on the investee’s net asset value on the date of acquisition. The unrealized fair value gain on these two investments for the year ended December 31, 2021 amounted to HK$545.2 million (2020: HK$336.4 million). Also refer to note 32 for the subsequent event relating to the acquisition of further interest in AMTD Digital Inc.

(ii)
(b) In 2020, the transactions represented the acquisition of equity linked notes from a former fellow subsidiaries based on the fair value as of the date of acquisition. In 2021, the transaction represented the acquisition of an unlisted equity investment from a fellow subsidiary. The related realized and unrealized fair value gain recognized for the year ended December 31, 2020 was HK$82,948,508 and HK$26,688,861, respectively. The related realized and unrealized fair value gain recognized for the year ended December 31, 2021 was HK$119,113,730 and HK$Nil, respectively.

(c) The transaction represented the disposal of unlisted equity investment to a related company based on the fair value as of the date of disposal. The gain on disposal amounted to HK$5,998,446.

(iii)
During the year ended December 31, 2019, staff costs, office renovation and other operating expenses (e.g. advertisement and promotional expense) were recharged by the immediate holding company based on the proportion of the Company’s revenue to the consolidated revenue of the immediate holding company, net of expenses incurred by the Group. Premises cost was recharged based on actual usage. Starting from the third quarter of fiscal year 2019, the immediate holding company charged a fixed service fee of HK$6,000,000 per quarter in place of recharging arrangement for certain operating expenses.

(iv)	The transaction represented the interest income charged at 2% per annum (Note 5) on the outstanding amount due from the immediate holding company which was payable on demand.

(v)
In December 2019, the controlling person of the counterparty, with which the Group has entered into the Agreements (Note 14), was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company. On October 27, 2020, the Agreements were novated to an external party.

(B)	In addition to balances disclosed elsewhere in these consolidated financial statements, the Group had the following outstanding balances with related parties:

(i)
Treasury functions of the Group are conducted centrally under AMTD Group and inter-company fund transfers were carried out among the entities within AMTD Group. The treasury function manages available funds at AMTD Group level and allocates the funds to various entities within AMTD Group for their operations. On August 5, 2019, the Group entered into an intercompany financing agreement with its immediate holding company. Under such agreement, any intercompany receivables and payables balances with the immediate holding company and the fellow subsidiaries shall be settled on a net basis with the immediate holding company. As of December 31, 2020 and 2021, the net balance between the Group and the immediate holding company was an amount due from immediate holding company of HK$6,477,266,499 and HK$2,144,975,230 respectively, which bears interest at 2% per annum and are unsecured and repayable on demand. The Group did not have any outstanding balances with its fellow subsidiaries. For the years ended December 31, 2019, 2020 and 2021, there was no provision for credit loss on amounts due from immediate holding company.

(C)	Compensation of key management personnel of the Group:

	For the year ended December 31,
	2019	2020	2021
	HK$	HK$	HK$
Short-term employee benefits	43,062,534	32,692,568	22,426,846
Other long-term benefit	92,700	54,745	55,200

	43,155,234	32,747,313	22,482,046